Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
NOTE 15:	SUBSEQUENT EVENTS

a.
On March 31, 2023, (the “Closing Date”), the Company completed a registered direct offering with a single accredited institutional investor of an aggregate of 485,000 of its ordinary shares and 1,032,615 pre-funded warrants to purchase ordinary shares with an exercise price of $0.00001 per share, and concurrent private placement to such investor of the Company’s private warrants to purchase an aggregate of 1,517,615 of ordinary shares at an exercise price of $1.66 per share. The private warrants are immediately exercisable and expire five years from the Closing Date. In connection with the closing of these offerings, the Company agreed that certain existing remaining warrants to purchase up to an aggregate of 564,869 of its ordinary shares that were previously issued to such investor on July 27, 2022, at an exercise price of $3.08 per ordinary share, were amended so that the amended warrants will have an exercise price of $1.66 per share. These offerings were effected pursuant to the Securities Purchase Agreement, dated as of March 30, 2023, with such institutional investor.